CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

21. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its accounts receivable for expected credit losses on a regular basis and maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Group’s revenue
Customer A	*	49%	45%
Customer B	51%	13%	*
Total	51%	62%	45%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2023	2024
Percentage of the Group’s accounts receivable
Customer C	*	26%
Customer B	11%	*
Total	11%	26%

*	Represent percentage less than 10%